CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 286,403,744	1,777,020,667	456,076,191
Restricted cash	83,334,199	517,055,372	398,499,713
Restricted short-term investments	257,760,673	1,599,301,870	734,093,262
Short-term Investment	18,051,123	112,000,000
Accounts receivable, net - related parties	28,129,742	174,533,796	284,142,012
Accounts receivable, net - third parties	502,579,283	3,118,303,420	1,648,747,962
Notes receivable - related parties			42,900,000
Notes receivable, net - third parties	11,746,224	72,880,619	254,773,792
Advances to suppliers - related parties	190,789	1,183,768
Advances to suppliers - third parties	13,042,315	80,922,345	70,017,190
Inventories, net	304,797,739	1,891,148,051	712,029,215
Forward contract receivables	7,689,898	47,712,744	42,149,460
Available-for-sale investment - current	3,364,556	20,875,725
Other receivables - related parties	26,351	163,499	216,255
Capped call options			107,223,601
Deferred tax assets- current	12,500,732	77,562,041
Prepayments and other current assets	147,738,072	916,655,644	591,853,975
Total current assets	1,677,355,440	10,407,319,561	5,342,722,628
Non-current assets:
Restricted cash	23,005,066	142,737,230	87,386,678
Available-for-sale investment			30,117,797
Project assets, net	701,587,595	4,353,070,389	1,358,944,492
Investments in affiliates	16,619,610	103,118,031	93,568,742
Property, plant and equipment, net	499,918,636	3,101,795,172	3,186,997,950
Land use rights, net	59,944,581	371,932,150	359,084,943
Intangible assets, net	1,605,913	9,964,048	6,463,587
Deferred tax assets- non-current	16,459,386	102,123,906
Forward contract receivables-non-current			1,010,633
Capped call options	3,400,423	21,098,263
Other assets	76,471,921	474,477,684	144,927,621
Total assets	3,076,368,571	19,087,636,434	10,611,225,071
Current liabilities:
Accounts payable - related parties	238,296	1,478,529	2,468,361
Accounts payable - third parties	507,322,278	3,147,731,807	1,765,268,321
Notes payable - third parties	395,262,194	2,452,443,808	1,411,994,112
Accrued payroll and welfare expenses	50,354,797	312,431,376	238,654,518
Advances from third party customers	68,189,491	423,088,515	147,583,274
Income tax payables	12,215,000	75,789,187	15,624,500
Other payables and accruals	224,372,833	1,392,143,677	830,373,565
Other payables due to a related party	1,221,242	7,577,316	3,261,649
Forward contract payables	4,980,339	30,901,012	10,080,395
Convertible senior notes - current			770,485,897
Deferred tax liabilities - current	997,177	6,187,087
Accrued interests on bond	10,754,243	66,725,778	66,725,778
Short-term borrowings, including current portion of long-term bank borrowings	420,150,607	2,606,866,459	1,974,593,927
Total current liabilities	1,696,058,497	10,523,364,551	7,237,114,297
Non-current liabilities:
Long-term borrowings	154,159,817	956,500,000	362,000,000
Long-term payables	10,783,397	66,906,667	32,395,842
Bonds payable	128,936,595	800,000,000	800,000,000
Accrued warranty costs - non-current	36,986,952	229,489,242	159,101,344
Convertible senior notes	248,267,196	1,540,398,645
Deferred tax liabilities - non-current	414,658	2,572,785
Total non-current liabilities	579,548,615	3,595,867,339	1,353,497,186
Total liabilities	2,275,607,112	14,119,231,890	8,590,611,483
Commitment and contingencies
Redeemable non-controlling interests	231,374,350	1,435,585,290
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 108,051,630 and 124,292,030 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	2,830	17,560	15,574
Additional paid-in capital	450,315,077	2,794,024,929	1,968,702,066
Statutory reserves	40,599,728	251,905,070	184,929,183
Accumulated other comprehensive income	1,913,750	11,874,053	12,869,458
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2013 and 2014, respectively	(2,236,333)	(13,875,553)	(13,875,553)
(Accumulated losses)/Retained earnings	74,646,434	463,151,264	(142,897,904)
Total JinkoSolar Holding Co., Ltd. shareholders' equity	565,241,486	3,507,097,323	2,009,742,824
Non-controlling interests	4,145,623	25,721,931	10,870,764
Total shareholders' equity	569,387,109	3,532,819,254	2,020,613,588
Total liabilities and shareholders' equity	$ 3,076,368,571	19,087,636,434	10,611,225,071